7 Trade accounts receivable (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Trade Accounts Receivable
Trade accounts receivable billing period	Average receivables term is generally 30 days
Trade accounts receivables negotiated	R$ 1,800,000	R$ 2,000,000
Financial expenses	R$ 12,000